DWS Tax-Exempt Portfolio Expense Example - Tax Free Investment Class [Member] - DWS Tax-Exempt Portfolio - Tax-Free Investment Class	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 1,004